UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
 INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

[414-765-5348]
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2007

Item 1. Schedule of Investments.

FundX Aggressive Upgrader Fund
SCHEDULE OF INVESTMENTS at July 31, 2007 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.9%^
	Class 1 & 2 Funds: 59.7%
146,968	Alpine International Real Estate Equity Fund	$6,720,855
144,574	Columbia Acorn International Fund - Class Z	6,598,366
119,148	Driehaus Emerging Markets Growth Fund	5,788,209
330,850	Excelsior Emerging Markets Fund - Service Class	5,409,392
50,465	Federated International Small Company Fund - Class A	2,660,015
72,774	iShares Dow Jones U.S. Telecommunications Fund	2,430,652
33,820	iShares FTSE/Xinhua China 25 Index Fund	4,731,756
294,275	iShares MSCI Australia Index Fund	8,251,471
33,450	iShares MSCI Brazil Index Fund	2,127,420
162,100	iShares MSCI Canada Index Fund	4,845,169
40,650	iShares MSCI Emerging Market Index Fund	5,388,970
158,350	iShares MSCI France Index Fund	5,816,195
261,809	iShares MSCI Germany Index Fund	8,335,999
605,930	iShares MSCI Malaysia Index Fund	7,077,262
106,850	iShares MSCI Mexico Index Fund	6,281,711
229,404	iShares MSCI Netherlands Index Fund	6,921,119
57,911	iShares MSCI Pacific ex-Japan Index Fund	8,455,006
522,950	iShares MSCI Singapore Index Fund	7,075,514
35,000	iShares MSCI South Korea Index Fund	2,308,950
97,720	iShares MSCI Spain Index Fund	5,719,552
223,323	iShares MSCI Sweden Index Fund	7,986,030
33,292	iShares S&P Global Telecommunications Sector Index Fund	2,335,767
11,193	iShares S&P Latin America 40 Index Fund	2,403,137
45,020	Materials Select Sector SPDR Fund	1,774,688
295,768	Matthews China Fund	10,041,314
91,949	Matthews India Fund	1,731,409
263,000	Oppenheimer International Small Company Fund - Class A	8,847,324
80,000	PowerShares Dynamic Oil & Gas Services Portfolio	2,341,500
61,098	PowerShares Golden Dragon Halter USX China Portfolio	1,614,820
71,300	Vanguard Emerging Markets ETF	6,737,850
24,000	WisdomTree Pacific ex-Japan High Yield Equity Fund	1,742,160
25,000	WisdomTree Pacific ex-Japan Total Dividend Fund	1,872,500

	Total Class 1 & 2 Funds
	(Cost $133,488,044)	162,372,082

	Class 3 Funds: 40.2%
318,507	AllianceBernstein International Value Fund - Class A	7,707,858
139,041	BlackRock International Opportunities Portfolio - Service Class	6,605,835
157,884	BlackRock Mid-Cap Value Fund - Institutional Class	2,215,114
106,143	Columbia Acorn Select Fund - Class Z	3,160,945
63,250	iShares MSCI EAFE Index Fund	4,991,690
75,108	iShares MSCI EAFE Value Index Fund	7,467,652
99,650	iShares MSCI EMU Index Fund	11,360,100
84,172	iShares S&P Europe 350 Index Fund	9,588,033
156,260	Julius Baer International Equity Fund - Class A	7,467,652
14,393	MainStay ICAP International Fund - Class I	604,668
125,624	Oppenheimer Small & Mid Cap Value Fund - Class A	5,104,096
293,800	PowerShares International Dividend Achiever Fund	6,066,970
158,335	SSgA International Stock Selection Fund	2,349,694
120,800	streetTRACKS Dow Jones Europe Stoxx 50 ETF	7,052,304
109,833	T. Rowe Price International Growth & Income Fund	2,083,532
218,225	Thornburg International Value Fund - Class A	7,249,419
833	Thornburg Value Fund - Class A	34,711
140,680	Vanguard European Stock ETF	10,432,829
122,740	Vanguard International Value Fund - Investor Class	5,464,363
34,000	WisdomTree International Midcap Dividend Fund	2,388,840

	Total Class 3 Funds
	(Cost $92,593,213)	109,396,305

	TOTAL INVESTMENT COMPANIES
	(Cost $226,081,257)	271,768,387

	SHORT-TERM INVESTMENT: 0.2%
419,399	Fidelity Institutional Money Market Portfolio	419,399

	TOTAL SHORT-TERM INVESTMENT	419,399
	(Cost $419,399)

	TOTAL INVESTMENTS: 100.1%
	(Cost $226,500,656)	272,187,786
	Liabilities in Excess of Other Assets: (0.1%)	(140,642)
	NET ASSETS: 100.0%	$272,047,144

^
CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS
Class 1 funds have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.

CLASS 2: AGGRESSIVE STOCK FUNDS WITH ABOVE-AVERAGE RISK
Class 2 funds typically experience higher volatility than the overall U.S. equity market. This class includes funds that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS
Primarily, Class 3 funds have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.

The cost basis of investments for federal income tax purposes at July 31, 2007 was as follows+:

Cost of investments	$226,565,657
Gross unrealized appreciation	46,521,608
Gross unrealized depreciation	(899,479)
Net unrealized appreciation	$45,622,129

+  Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FundX Conservative Upgrader Fund
SCHEDULE OF INVESTMENTS at July 31, 2007 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 100.3%
	Class 3 Funds: 51.1%^
131,017	AllianceBernstein International Value Fund - Class A	$3,170,612
87,856	BlackRock International Opportunities Portfolio - Service Class	4,174,049
179,055	BlackRock Mid-Cap Value Fund - Institutional Class	2,512,144
133,792	Columbia Acorn Select Fund - Class Z	3,984,317
33,950	iShares MSCI EAFE Index Fund	2,679,334
29,550	iShares MSCI EAFE Value Index Fund	2,252,301
35,542	iShares MSCI EMU Index Fund	4,051,788
18,300	iShares S&P Europe 350 Index Fund	2,084,553
77,244	Julius Baer International Equity Fund - Class A	3,691,504
63,434	Oppenheimer Small & Mid Cap Value Fund - Class A	2,577,334
67,175	PowerShares International Dividend Achievers Portfolio	1,387,164
174,729	SSgA International Stock Selection Fund	2,592,976
48,700	streetTRACKS Dow Jones Europe Stoxx 50 ETF	2,843,106
149,188	T. Rowe Price International Growth & Income Fund	2,830,106
97,089	Thornburg International Value Fund - Class A	3,225,287
124	Thornburg Value Fund - Class A	5,161
45,204	Vanguard European Stock ETF	3,352,329
18,297	Vanguard International Value Fund - Investor Class	814,591
27,900	WisdomTree International Mid Cap Dividend Fund - Class F	1,960,254
	Total Class 3 Funds
	(Cost $43,624,942)	50,188,910

	Class 4 Funds: 49.2%^
414,291	Alpine Dynamic Dividend Fund	5,186,929
296,914	American Century Utilities Fund - Investor Class	5,154,431
86,281	Calamos Global Growth & Income Fund - Class A	987,921
160,806	Evergreen Equity Income Fund - Institutional Class	3,856,129
248,986	FBR Gas Utility Index Fund	5,178,910
75,665	Fidelity Convertible Securities Fund	2,173,111
48,131	Fidelity International Discovery Fund	2,030,651
168,253	Heartland Value Plus Fund	4,806,975
287,576	Matthews Asian Growth & Income Fund	5,872,312
10,447	Old Mutual Analytic Defensive Equity Fund - Class Z	151,896
348,697	TCW Dividend Focused Fund - Class N	4,815,505
251,689	Thornburg Investment Income Builder Fund - Institutional Class	5,579,955
142,121	Wells Fargo Advantage Dividend Income Fund - Investor Class	2,465,802
	Total Class 4 Funds
	(Cost $47,472,205)	48,260,527

	TOTAL INVESTMENT COMPANIES
	(Cost $91,097,147)	98,449,437

	SHORT-TERM INVESTMENT: 0.0%
957	Fidelity Institutional Money Market Portfolio	957

	TOTAL SHORT-TERM INVESTMENT	957
	(Cost $957)

	TOTAL INVESTMENTS: 100.3%
	(Cost $91,098,104)	98,450,394
	Liabilities in Excess of Other Assets: (0.3)%	(264,841)
	NET ASSETS: 100.0%	$98,185,553

^
CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS
Primarily, Class 3 funds have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.

CLASS 4: TOTAL RETURN (BALANCED) FUNDS
Class 4 funds tend to be more defensive and usually have lower volatility than the domestic stock market. These funds may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

The cost basis of investments for federal income tax purposes at July 31, 2007 was as follows+:

Cost of investments	$91,131,932
Gross unrealized appreciation	9,042,450
Gross unrealized depreciation	(1,723,988)
Net unrealized appreciation	$7,318,462

+  Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FundX ETF Aggressive Upgrader Fund
SCHEDULE OF INVESTMENTS at July 31, 2007 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.6%
	Class 1 & 2 Funds: 99.6%^
7,953	iShares FTSE/Xinhua China 25 Index Fund	$1,112,704
47,111	iShares MSCI Australia Index Fund	1,320,992
20,706	iShares MSCI Brazil Index Fund	1,316,902
9,792	iShares MSCI Emerging Markets Index Fund	1,298,125
41,716	iShares MSCI Germany Index Fund	1,328,237
112,013	iShares MSCI Malaysia Index Fund	1,308,312
22,250	iShares MSCI Mexico Index Fund	1,308,078
9,018	iShares MSCI Pacific ex-Japan Index Fund	1,316,628
96,168	iShares MSCI Singapore Index Fund	1,301,153
19,904	iShares MSCI South Korea Index Fund	1,313,067
31,209	iShares MSCI Sweden Index Fund	1,116,034
6,139	iShares S&P Latin America 40 Index Fund	1,318,043
49,717	PowerShares Dynamic Oil & Gas Fund - Service Class	1,330,427
41,921	PowerShares Golden Dragon Halter USX China Portfolio	1,107,972
13,843	Vanguard Emerging Markets Stock ETF	1,308,164
17,096	WisdomTree Pacific ex-Japan High-Yield Fund	1,240,999
16,783	WisdomTree Pacific ex-Japan Total Dividend Fund	1,257,047
	Total Class 1 & 2 Funds
	(Cost $20,527,215)	21,602,884

	TOTAL INVESTMENT COMPANIES
	(Cost $20,527,215)	21,602,884

	SHORT-TERM INVESTMENT: 2.0%
430,864	Fidelity Institutional Money Market Portfolio	430,864

	TOTAL SHORT-TERM INVESTMENT
	(Cost $430,864)	430,864

	TOTAL INVESTMENTS: 101.6%
	(Cost $20,958,079)	22,033,748
	Liabilities in Excess of Other Assets: (1.6)%	(354,621)
	NET ASSETS: 100.00%	$21,679,127

^
CLASS 1: GROWTH - MOST SPECULATIVE STOCK ETF'S
Class 1 includes ETFs that focus on special investments, industries or market sectors.  Class 1 ETFs may invest in small, new and/or unseasoned companies.  International ETFs may concentrate in a particular country or region, including “emerging markets” or economies not considered mature.  These ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^
CLASS 2: GROWTH - SPECULATIVE STOCK ETF'S
Class 2 includes ETFs invested in small or mid-sized companies.  Many of these ETFs may lack diversification by focusing on a few industry sectors or concentrating their portfolios in a few individual holdings.  These ETFs mostly hold common stocks, but may contain convertible bonds or other instruments.  These ETFs may have moderate to high portfolio turnover.

The cost basis of investments for federal income tax purposes at July 31, 2007 was as follows+:

Cost of investments	$20,958,079
Gross unrealized appreciation	1,292,267
Gross unrealized depreciation	(216,598)
Net unrealized appreciation	$1,075,669

+ Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments since this fund has less than one year of history.

FundX ETF Upgrader Fund
SCHEDULE OF INVESTMENTS at July 31, 2007 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.8%
	Class 1 & 2 Funds: 30.3%^
1,835	iShares FTSE/Xinhua China 25 Index Fund	$256,735
10,883	iShares MSCI Australia Index Fund	305,159
4,786	iShares MSCI Brazil Index Fund	304,390
2,307	iShares MSCI Emerging Markets Index Fund	305,839
9,746	iShares MSCI Germany Index Fund	310,313
26,200	iShares MSCI Malaysia Index Fund	306,016
5,205	iShares MSCI Mexico Index Fund	306,002
2,088	iShares MSCI Pacific ex-Japan Index Fund	304,848
22,375	iShares MSCI Singapore Index Fund	302,734
4,637	iShares MSCI South Korea Index Fund	305,903
8,493	iShares MSCI Sweden Index Fund	303,710
1,418	iShares S&P Latin America 40 Index Fund	304,445
11,810	PowerShares Dynamic Oil & Gas Fund - Service Class	316,036
9,826	PowerShares Golden Dragon Halter USX China Portfolio	259,701
3,181	Vanguard Emerging Markets Stock ETF	300,605
4,147	WisdomTree Pacific ex-Japan High Yield Fund	301,031
4,095	WisdomTree Pacific ex-Japan Total Dividend Fund	306,716
	Total Class 1 & 2 Funds
	(Cost $4,763,823)	5,100,183

	Class 3 Funds: 69.5%^
4,380	Diamonds Trust - Series 1	578,905
17,745	iShares MSCI EMU Index Fund	2,022,930
5,955	iShares S&P Europe 350 Index Fund	678,334
76,232	PowerShares Dynamic Mid-Cap Value Fund	1,499,483
33,030	PowerShares International Dividend Achievers Fund	682,070
20,026	streetTRACKS Dow Jones Europe Stoxx 50 ETF	1,169,118
13,342	streetTRACKS Dow Jones Stoxx 50 ETF	680,442
16,021	Vanguard European Stock ETF	1,188,117
17,500	WisdomTree DIEFA Fund	1,178,975
28,832	WisdomTree International Mid-Cap Dividend Fund - Class F	2,025,736
	Total Class 3 Funds
	(Cost $11,767,821)	11,704,110

	TOTAL INVESTMENT COMPANIES
	(Cost $16,531,644)	16,804,293

	SHORT-TERM INVESTMENT: 0.4%
71,258	Fidelity Institutional Money Market Portfolio	71,258

	TOTAL SHORT-TERM INVESTMENT	71,258
	(Cost $71,258)

	TOTAL INVESTMENTS: 100.2%
	(Cost $16,602,902)	16,875,551
	Liabilities in Excess of Other Assets: (0.2)%	(37,389)
	NET ASSETS: 100.00%	$16,838,162

^
CLASS 1: GROWTH - MOST SPECULATIVE STOCK ETF'S
Class 1 includes ETFs that focus on special investments, industries or market sectors.  Class 1 ETFs may invest in small, new and/or unseasoned companies.  International ETFs may concentrate in a particular country or region, including “emerging markets” or economies not considered mature.  These ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^
CLASS 2: GROWTH - SPECULATIVE STOCK ETF'S
Class 2 includes ETFs invested in small or mid-sized companies.  Many of these ETFs may lack diversification by focusing on a few industry sectors or concentrating their portfolios in a few individual holdings.  These ETFs mostly hold common stocks, but may contain convertible bonds or other instruments.  These ETFs may have moderate to high portfolio turnover.

^
CLASS 3: GROWTH - HIGHER QUALITY STOCK ETF'S
Generally, Class 3 ETFs are comprised of diversified portfolios invested in well-established companies.  Such portfolios may include some fixed-income instruments such as bonds, convertibles, preferred stock or cash and may have flexibility to move to large cash positions.  International (foreign) or global (foreign and domestic) ETFs in this class tend to invest in larger companies in mature economies (e.g., Europe & Japan).  Primary objectives among these ETFs include long-term growth with little emphasis on income.

The cost basis of investments for federal income tax purposes at July 31, 2007 was as follows+:
Cost of investments	$16,602,902
Gross unrealized appreciation	593,757
Gross unrealized depreciation	(321,108)
Net unrealized appreciation	$272,649
+ Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments since this fund has less than one year of history.

FundX Flexible Income Fund
SCHEDULE OF INVESTMENTS at July 31, 2007 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.3%
	Class 4 Funds: 29.2%^
483,741	Alpha Hedged Strategies Fund	$6,598,223
272,428	Buffalo Balanced Fund	3,277,313
298,294	Gateway Fund	8,349,247
86,006	Kensington Select Income Fund - Class A	2,753,063
394,842	Matthews Asian Growth & Income Fund	8,062,669
502,510	Merger Fund	8,175,833
68,727	Permanent Portfolio	2,315,420
	Total Class 4 Funds
	(Cost $38,149,246)	39,531,768

	Class 5 Funds: 70.1%^
782,625	Eaton Vance Floating-Rate & High Income Fund - Advisor Class	7,348,847
887,542	Eaton Vance Floating-Rate Fund - Institutional Class	8,467,153
1,233,825	Eaton Vance Strategic Income Fund - Class A	9,796,518
68,966	Fidelity Advisor Strategic Income Fund - Class T	792,417
379,884	Fidelity Capital & Income Fund	3,323,981
1,885,093	John Hancock High-Yield Fund - Class A	10,499,968
635,416	Loomis Sayles Bond Fund - Institutional Class	9,086,449
202,655	Loomis Sayles Global Bond Fund - Institutional Class	3,118,863
1,526,400	MainStay High-Yield Corporate Bond Fund - Class A	9,509,475
1,398,492	Oppenheimer Strategic Income Fund - Class A	6,055,471
332,528	PIMCO Emerging Markets Bond Fund - Class D	3,561,375
756,388	PIMCO Floating Income Fund - Class D	7,594,134
644,300	Pioneer High-Yield Fund - Class A	7,203,271
225,434	Pioneer Strategic Income Fund - Class A	2,324,221
569,732	Western Asset Core Plus Bond Portfolio - Institutional Class	6,238,570
	Total Class 5 Funds
	(Cost $95,307,928)	94,920,713

	TOTAL INVESTMENT COMPANIES
	(Cost $133,457,174)	134,452,481

	SHORT-TERM INVESTMENT: 0.2%
233,959	Fidelity Institutional Money Market Portfolio	233,959

	TOTAL SHORT-TERM INVESTMENT
	(Cost $233,959)	233,959

	TOTAL INVESTMENTS: 99.5%
	(Cost $133,691,133)	134,686,440
	Other Assets in Excess of Liabilities: 0.5%	664,499
	NET ASSETS: 100.0%	$135,350,939

^
CLASS 4: TOTAL RETURN (BALANCED) FUNDS Class 4 funds tend to be more defensive and usually have lower volatility than the domestic stock market. These funds may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

CLASS 5: FIXED INCOME (BOND) FUNDS Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity. Some Class 5 funds specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

The cost basis of investments for federal income tax purposes at July 31, 2007 was as follows+:

Cost of investments	$133,733,072
Gross unrealized appreciation	30,569,638
Gross unrealized depreciation	$(29,616,270)
Net unrealized appreciation	$953,368

+  Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FundX Stock Upgrader Fund
SCHEDULE OF INVESTMENTS at July 31, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS: 100.0%
	Aerospace & Defense: 3.3%
2,743	Honeywell International, Inc.	$157,750
2,371	Precision Castparts Corp.	324,969
		482,719
	Auto Components: 3.7%
9,034	The Goodyear Tire & Rubber Co. *	259,457
2,534	Johnson Controls, Inc.	286,722
		546,179
	Automobiles: 1.9%
17,211	Ford Motor Co.	146,466
4,289	General Motors Corp.	138,963
		285,429
	Beverages: 1.1%
1,754	Molson Coors Brewing Co. - Class B	156,001

	Building Products: 0.9%
2,497	American Standard Companies, Inc.	134,963

	Capital Markets: 2.0%
9,965	Janus Capital Group, Inc.	299,548

	Chemicals: 3.0%
3,110	International Flavors & Fragrances, Inc.	155,842
4,559	Monsanto Co.	293,828
		449,670
	Commercial Services & Supplies: 1.0%
2,608	Apollo Group, Inc. *	154,159

	Communications Equipment: 5.6%
18,585	Avaya, Inc. *	307,396
4,487	Ciena Corp. *	163,910
11,953	Juniper Networks, Inc. *	358,112
		829,418
	Computers & Peripherals: 4.1%
2,277	Apple Computer, Inc. *	300,018
16,946	EMC Corp. *	313,670
		613,688
	Construction Materials: 0.9%
1,415	Vulcan Materials Co.	135,444

	Containers & Packaging: 1.0%
2,508	Temple-Inland, Inc.	145,790

	Diversified Telecommunication Services: 1.0%
3,907	AT&T, Inc.	152,998

	Electric Utilities: 3.2%
2,889	Edison International	152,799
1,510	Entergy Corp.	150,940
3,465	PPL Corp.	163,340
		467,079
	Energy Equipment & Services: 5.6%
2,913	National Oilwell Varco, Inc. *	349,880
5,216	Smith International, Inc.	320,315
1,530	Transocean, Inc. *	164,399
		834,594
	Food & Staples Retailing: 1.0%
3,500	SUPERVALU, INC.	145,845

	Food Products: 2.0%
13,645	Tyson Foods, Inc.	290,639

	Gas Utilities: 1.1%
3,060	Questar Corp.	157,559

	Health Care Equipment & Supplies: 2.0%
4,509	Bausch & Lomb, Inc.	288,260

	Health Care Providers & Services: 5.3%
2,982	CIGNA Corp.	153,991
6,096	Express Scripts, Inc. *	305,592
2,483	Manor Care, Inc.	157,298
2,079	Medco Health Solutions, Inc. *	168,960
		785,841
	Household Durables: 2.1%
1,393	Harman International Industries, Inc.	161,588
1,458	Whirlpool Corp.	148,876
		310,464
	Independent Power Producers & Energy Traders: 1.8%
30,266	Dynegy, Inc. - Class A*	269,670

	Internet & Catalog Retail: 2.3%
4,286	Amazon.com, Inc. *	336,622

	Internet Software & Services: 2.0%
9,782	VeriSign, Inc. *	290,428

	IT Services: 3.0%
5,750	Fidelity National Information Services, Inc.	285,373
4,851	First Data Corp.	154,213
		439,586
	Leisure Equipment & Products: 1.9%
10,030	Hasbro, Inc.	281,041

	Machinery: 11.8%
3,829	Cummins, Inc.	454,502
1,208	Deere & Co.	145,467
5,915	Ingersoll-Rand Co. Ltd.	297,643
3,461	PACCAR, Inc.	283,179
6,786	Pall Corp.	281,755
3,383	Terex Corp. *	291,784
		1,754,330
	Media: 2.1%
5,499	Dow Jones & Co, Inc.	315,533

	Metals & Mining: 5.1%
1,394	Allegheny Technologies, Inc.	146,273
3,442	Freeport-McMoRan Copper & Gold, Inc.	323,479
2,891	United States Steel Corp.	284,156
		753,908
	Multiline Retail: 1.0%
5,511	Big Lots, Inc. *	142,514

	Multi-Utilities & Unregulated Power: 2.1%
1,860	Constellation Energy Group, Inc.	155,868
1,847	Public Service Enterprise Group, Inc.	159,119
		314,987
	Oil, Gas & Consumable Fuels: 0.9%
2,476	Marathon Oil Corp.	136,675

	Pharmaceuticals: 1.9%
9,826	Schering-Plough Corporation	280,434

	Semiconductor & Semiconductor Equipment: 4.3%
5,114	MEMC Electronic Materials, Inc. *	313,591
7,053	NVIDIA Corp. *	322,745
		636,336
	Software: 1.6%
26,067	Compuware Corp. *	243,205

	Specialty Retail: 3.5%
9,785	RadioShack Corp.	245,897
5,672	Tiffany & Co.	273,674
		519,571
	Textiles, Apparel & Luxury Goods: 2.9%
3,228	Coach, Inc. *	146,745
3,190	Polo Ralph Lauren Corp.	285,026
		431,771
	TOTAL COMMON STOCKS
	(Cost $13,767,473)	14,812,898

	SHORT-TERM INVESTMENT: 0.7%
100,543	Fidelity Institutional Money Market Portfolio	100,543
	TOTAL SHORT-TERM INVESTMENT
	(Cost $100,543)	100,543

	TOTAL INVESTMENTS IN SECURITIES: 100.7%
	(Cost $13,868,016)	14,913,441
	Liabilities in Excess of Other Assets: (0.7)%	(103,433)
	TOTAL NET ASSETS: 100.0%	$14,810,008

*	Non-income producing.

The cost basis of investments for federal income tax purposes at July 31, 2007 was as follows+:

Cost of investments	$14,107,154
Gross unrealized appreciation	1,478,414
Gross unrealized depreciation	(672,127)
Net unrealized appreciation	$806,287

+  Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FundX Upgrader Fund
SCHEDULE OF INVESTMENTS at July 31, 2007 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 100.0%
	Class 1 & 2 Funds: 29.7%^
185,072	Alpine International Real Estate Equity Fund	$8,463,349
298,409	Columbia Acorn International Fund - Class Z	13,619,367
783,102	Excelsior Emerging Markets Fund - Service Class	12,803,726
18,382	Federated International Small Cap Fund - Class A	968,934
115,775	Fidelity Latin American Fund	6,518,119
183,222	iShares Dow Jones U.S. Telecommunications Fund	6,119,615
56,450	iShares FTSE/Xinhua China 25 Index Fund	7,897,920
490,049	iShares MSCI Australia Index Fund	13,740,974
36,402	iShares MSCI Brazil Index Fund	2,315,167
268,000	iShares MSCI Canada Index Fund	8,010,520
69,900	iShares MSCI Emerging Market Index Fund	9,266,643
162,850	iShares MSCI France Index Fund	5,985,154
438,150	iShares MSCI Germany Index Fund	13,950,696
692,106	iShares MSCI Malaysia Index Fund	8,083,798
130,086	iShares MSCI Mexico Index Fund	7,647,756
200,500	iShares MSCI Netherlands Index Fund	6,049,085
90,148	iShares MSCI Pacific ex-Japan Index Fund	13,161,608
660,855	iShares MSCI Singapore Index Fund	8,941,368
5,000	iShares MSCI South Korea Index Fund	329,850
166,726	iShares MSCI Spain Index Fund	9,758,473
284,024	iShares MSCI Sweden Index Fund	10,156,698
70,822	iShares S&P Global Telecommunications Sector Index Fund	4,968,872
31,985	iShares S&P Latin America 40 Index Fund	6,867,179
55,900	Materials Select Sector SPDR Fund	2,203,578
267,473	Matthews China Fund	9,080,723
58,870	Matthews India Fund	1,108,517
498,068	Oppenheimer International Small Company Fund - Class A	16,755,005
199,689	Pioneer Emerging Markets Fund - Class A	7,630,126
40,000	PowerShares Dynamic Energy Exploration Fund	865,200
185,000	PowerShares Dynamic Oil & Gas Services	4,950,600
127,000	Vanguard Emerging Markets Stock ETF	12,001,500
	Total Class 1 & 2 Funds
	(Cost $196,147,845)	240,220,120

	Class 3 Funds: 70.3%^
1,823,085	AllianceBernstein International Value Fund - Class A	44,118,667
589,931	BlackRock International Opportunities Portfolio - Service Class	28,027,636
1,744,379	BlackRock Mid-Cap Value Fund - Institutional Class	24,473,629
657,047	Columbia Acorn Select Fund - Class Z	19,566,856
64,829	Dodge & Cox International Stock Fund	3,110,465
194,632	Excelsior Value & Restructuring	11,053,139
1,141,148	Goldman Sachs Structured International Equity Fund - Class A	18,383,895
36,692	Harbor International Fund	2,569,198
327,666	iShares MSCI EAFE Index Fund	25,859,401
270,000	iShares MSCI EAFE Value Index Fund	20,579,400
431,475	iShares MSCI EMU Index Fund	49,188,150
411,984	iShares S&P Europe 350 Index Fund	46,929,097
926,523	Julius Baer International Equity Fund - Class A	44,278,522
1,049,682	Laudus International Market Masters Select Fund	24,688,522
157,791	Old Mutual Analytic U.S. Long/Short Fund - Class Z	2,292,697
686,714	Oppenheimer Small & Mid Cap Value Fund - Class A	27,901,195
731,075	PowerShares International Dividend Achievers Portfolio	15,096,699
1,689,434	SSgA International Stock Selection Fund	25,071,204
242,017	streetTRACKS Dow Jones Europe Stoxx 50 ETF	14,128,952
1,314,907	Thornburg International Value Fund - Class A	43,681,206
43,727	Thornburg Value Fund - Class A	1,822,988
650,610	Vanguard European Stock ETF	48,249,238
524,408	Vanguard International Value Fund - Investor Class	23,346,644
23,000	WisdomTree DIEFA Fund	1,549,510
33,600	WisdomTree International Dividend Top 100 Fund	2,308,320
15,000	WisdomTree International Midcap Dividend Fund	1,053,900
	Total Class 3 Funds
	(Cost $483,109,299)	569,329,130

	TOTAL INVESTMENT COMPANIES
	(Cost $679,257,144)	809,549,250

	SHORT-TERM INVESTMENT: 0.0%
709	Fidelity Institutional Money Market Portfolio	709

	TOTAL SHORT-TERM INVESTMENT
	(Cost $709)	709

	TOTAL INVESTMENTS: 100.0%
	(Cost $679,257,853)	809,549,959
	Liabilities in Excess of Other Assets: 0.0%	156,511
	NET ASSETS: 100.0%	$809,706,470

^
CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS Class 1 funds have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.

CLASS 2: AGGRESSIVE STOCK FUNDS WITH ABOVE-AVERAGE RISK
Class 2 funds typically experience higher volatility than the overall U.S. equity market. This class includes funds that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS
Primarily Class 3 funds have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.

The cost basis of investments for federal income tax purposes at July 31, 2007 was as follows+:

Cost of investments	$679,363,796
Gross unrealized appreciation	133,187,720
Gross unrealized depreciation	(3,001,557)
Net unrealized appreciation	$130,186,163

+  Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title   /s/Robert M. Slotky
Robert M. Slotky, President

Date  September 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Robert M. Slotky
Robert M. Slotky, President

Date  September 18, 2007

By (Signature and Title)*   /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  September 26, 2007

* Print the name and title of each signing officer under his or her signature.